Financial risk management - Market risk (Details) - Foreign exchange risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SGD
Financial risk management
USD strengthening, percentage	5.00%
USD weakening, percentage	5.00%
USD strengthening, amount	$ (18)	$ (23)
USD weakening, amount		23
RMB
Financial risk management
USD strengthening, percentage	5.00%
USD weakening, percentage	5.00%
USD strengthening, amount	$ (146)	0
USD weakening, amount		$ 0